S000095311 [Member] Annual Fund Operating Expenses - S000095311 [Member] - C000264030 [Member]	Mar. 31, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.32%	[2]

[1]	Other expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	Acquired fund fees and expenses are not included in the Annual Fund Operating Expenses based on estimated amounts for the current fiscal year.